LEASES - Future Minimum Lease Payments (Details)	Dec. 31, 2021 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 296,765,232
2023	293,566,891
2024	115,718,983
Thereafter	304,302,371
Total minimum lease payments	¥ 1,010,353,477